CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Change in Value of Financial Assets using Unobservable Inputs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in financial assets using unobservable inputs (Level 3)
Add: Reclassed to short-term investment as trading security	$ 2,095
Balance at the end of the period	$ 2,095